Issued Share Capital (Details) kr / shares in Units, € in Thousands, kr in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Jan. 01, 2023 kr / shares
Issued Share Capital
Issued for capital increase | shares			311,409,868	311,409,868
End of financial year	€ 41,838	kr 311,409	€ 41,838	kr 311,409
Par value per share | kr / shares		kr 1		kr 1			kr 1
Share capital
Issued Share Capital
Beginning of financial year | shares			138,574	138,574
End of financial year | shares	311,409	311,409	311,409	311,409	138,574
Beginning of financial year | €			€ 26,575		€ 18,641	€ 18,641
End of financial year | €	€ 41,838		€ 41,838		26,575	18,641
May 2022 for capital increase
Issued Share Capital
Issued for capital increase | €					84,752
May 2022 for capital increase | Share capital
Issued Share Capital
Issued for capital increase | shares			26,176	26,176
Issued for capital increase | €			€ 0		3,518	€ 0
October 2022 for capital increase
Issued Share Capital
Issued for capital increase | €					98,498
October 2022 for capital increase | Share capital
Issued Share Capital
Issued for capital increase | shares			32,850	32,850
Issued for capital increase | €					€ 4,416
December 2023 for capital increase
Issued Share Capital
Issued for capital increase | shares	113,809,868	113,809,868
Issued for capital increase	€ 15,263	kr 113,809
Par value per share | kr / shares		kr 1		kr 1
December 2023 for capital increase | Share capital
Issued Share Capital
Issued for capital increase | shares			113,809	113,809
Issued for capital increase | €			€ 15,263